Share Based Compensation (Details) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended
	Jun. 30, 2023 shares	Apr. 06, 2022 shares	Nov. 22, 2022 shares	May 19, 2022 shares	Mar. 24, 2022 $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 24, 2022 ₪ / shares shares
Share Based Compensation (Details) [Line Items]
Grant total share (in Shares) | shares	505,473
Restricted stock units (in Shares) | shares	3,707,542
Restricted stock unit vested (in Shares) | shares	2,550,166
Restricted stock unit employees description					the Company’s board of directors approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a given time in the future. 555,500 RSUs vest over a period of three years, with a one-year cliff and 3,141 RSUs vested immediately on the grant date. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.
Shares granted (in Shares) | shares			165,000		29,400			29,400
Exercise price per share | (per share)					$ 0.12			₪ 0.37
Gain tax percentage			25.00%	25.00%
Description of fair value assumptions						The fair market value of all granted options was estimated by using the Black-Scholes model, aimed at modelling the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others: (i)The expected volatility is 50%; (ii)The dividend rate 0%; and (iii)Expected term – three years.
Share based payment expenses						$ 1,017	$ 3,107
RSU [Member]
Share Based Compensation (Details) [Line Items]
Shares granted (in Shares) | shares		285,713
Gain tax percentage		25.00%
Advisers [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses						14
Services providers and advisers [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses							22
Services providers and advisers [Member] | RSU [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses						6	22
Directors [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses						33
Employees and directors [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses							110
Employees and directors [Member] | RSU [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses						$ 964	$ 2,953
Board of Directors [Member]
Share Based Compensation (Details) [Line Items]
Shares granted (in Shares) | shares				30,000